BUSINESS COMBINATIONS (Details ) In Thousands, except Share data, unless otherwise specified	12 Months Ended					0 Months Ended		12 Months Ended				12 Months Ended						12 Months Ended				0 Months Ended		1 Months Ended			12 Months Ended						0 Months Ended		12 Months Ended			0 Months Ended					12 Months Ended	0 Months Ended	12 Months Ended				12 Months Ended										12 Months Ended																					0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Apr. 01, 2014 Online Lottery Business USD ($)	Apr. 01, 2014 Online Lottery Business CNY	Dec. 31, 2014 Online Lottery Business USD ($)	Dec. 31, 2014 Online Lottery Business CNY employee	Apr. 01, 2014 Online Lottery Business USD ($)	Apr. 01, 2014 Online Lottery Business CNY	Dec. 31, 2014 Online Lottery Business Changes In Fair Value Of Contingent Consideration [Member] USD ($)	Dec. 31, 2014 Online Lottery Business Changes In Fair Value Of Contingent Consideration [Member] CNY	Dec. 31, 2014 Online Lottery Business Accrued Expenses And Other Current Liabilities USD ($)	Dec. 31, 2014 Online Lottery Business Accrued Expenses And Other Current Liabilities CNY	Dec. 31, 2014 Online Lottery Business Other Noncurrent Liabilities USD ($)	Dec. 31, 2014 Online Lottery Business Other Noncurrent Liabilities CNY	Dec. 31, 2014 Online Lottery Business Prepayments and other current assets USD ($)	Dec. 31, 2014 Online Lottery Business Prepayments and other current assets CNY	Dec. 31, 2014 Online Lottery Business Other Noncurrent Assets USD ($)	Dec. 31, 2014 Online Lottery Business Other Noncurrent Assets CNY	Jul. 04, 2014 HK Zoom USD ($)	Jul. 04, 2014 HK Zoom CNY	Dec. 31, 2014 HK Zoom USD ($)	Dec. 31, 2014 HK Zoom CNY	Jul. 04, 2014 HK Zoom USD ($)	Dec. 31, 2014 HK Zoom Changes In Fair Value Of Contingent Consideration [Member] USD ($)	Dec. 31, 2014 HK Zoom Changes In Fair Value Of Contingent Consideration [Member] CNY	Dec. 31, 2014 HK Zoom Accrued Expenses And Other Current Liabilities USD ($)	Dec. 31, 2014 HK Zoom Accrued Expenses And Other Current Liabilities CNY	Dec. 31, 2014 HK Zoom Other Noncurrent Liabilities USD ($)	Dec. 31, 2014 HK Zoom Other Noncurrent Liabilities CNY	Aug. 01, 2014 Youloft HK USD ($)	Aug. 01, 2014 Youloft HK CNY	Dec. 31, 2014 Youloft HK USD ($)	Dec. 31, 2014 Youloft HK CNY	Aug. 01, 2014 Youloft HK	Aug. 01, 2014 Youloft HK Prepayments and other current assets USD ($)	Aug. 01, 2014 Youloft HK Prepayments and other current assets CNY	Aug. 01, 2014 Youloft HK Other Noncurrent Assets USD ($)	Aug. 01, 2014 Youloft HK Other Noncurrent Assets CNY	Apr. 17, 2013 Antutu Business CNY	Dec. 31, 2013 Antutu Business CNY	May 20, 2013 Photo Grid Business USD ($)	Dec. 31, 2014 Photo Grid Business USD ($)	Dec. 31, 2014 Photo Grid Business CNY	Dec. 31, 2013 Photo Grid Business CNY	May 20, 2013 Photo Grid Business USD ($)	Dec. 31, 2014 Photo Grid Business Changes In Fair Value Of Contingent Consideration [Member] USD ($)	Dec. 31, 2014 Photo Grid Business Changes In Fair Value Of Contingent Consideration [Member] CNY	Dec. 31, 2014 Photo Grid Business Accrued Expenses And Other Current Liabilities USD ($)	Dec. 31, 2014 Photo Grid Business Accrued Expenses And Other Current Liabilities CNY	May 20, 2013 Photo Grid Business Accrued Expenses And Other Current Liabilities CNY	Dec. 31, 2014 Photo Grid Business Other Noncurrent Liabilities USD ($)	Dec. 31, 2014 Photo Grid Business Other Noncurrent Liabilities CNY	May 20, 2013 Photo Grid Business Other Noncurrent Liabilities CNY	Dec. 31, 2014 2014 acquisition USD ($)	Dec. 31, 2014 2014 acquisition CNY	Dec. 31, 2013 2013 acquisition CNY	Dec. 31, 2014 Technology Online Lottery Business CNY	Dec. 31, 2014 Technology HK Zoom CNY	Dec. 31, 2014 Technology Youloft HK CNY	Dec. 31, 2013 Technology Antutu Business CNY	Dec. 31, 2013 Technology Photo Grid Business CNY	Dec. 31, 2014 Technology 2014 acquisition USD ($)	Dec. 31, 2014 Technology 2014 acquisition CNY	Dec. 31, 2013 Technology 2013 acquisition CNY	Dec. 31, 2014 Customer relationship HK Zoom CNY	Dec. 31, 2013 Customer relationship Antutu Business CNY	Dec. 31, 2013 Customer relationship Photo Grid Business CNY	Dec. 31, 2014 Customer relationship 2014 acquisition USD ($)	Dec. 31, 2014 Customer relationship 2014 acquisition CNY	Dec. 31, 2013 Customer relationship 2013 acquisition CNY	Dec. 31, 2014 User base Online Lottery Business CNY	Dec. 31, 2014 User base Youloft HK CNY	Dec. 31, 2014 User base 2014 acquisition USD ($)	Dec. 31, 2014 User base 2014 acquisition CNY	Dec. 31, 2013 Trademark Antutu Business CNY	Dec. 31, 2013 Trademark 2013 acquisition CNY	Jul. 04, 2014 Restricted shares HK Zoom	Apr. 17, 2013 Restricted shares Antutu Business USD ($)	May 20, 2013 Restricted shares Photo Grid Business	Dec. 31, 2014 Suzhou JDD Online Lottery Business Capital contribution agreement An entity wholly owned by the seller of an acquiree of the Company USD ($)	Dec. 31, 2014 Suzhou JDD Online Lottery Business Capital contribution agreement An entity wholly owned by the seller of an acquiree of the Company CNY	Sep. 15, 2014 Suzhou JDD Online Lottery Business Capital contribution agreement An entity wholly owned by the seller of an acquiree of the Company USD ($) item	Sep. 15, 2014 Suzhou JDD Online Lottery Business Capital contribution agreement An entity wholly owned by the seller of an acquiree of the Company CNY	Dec. 31, 2014 Suzhou JDD Online Lottery Business Capital contribution agreement An entity wholly owned by the seller of an acquiree of the Company Noncontrolling interest USD ($)	Dec. 31, 2014 Suzhou JDD Online Lottery Business Capital contribution agreement An entity wholly owned by the seller of an acquiree of the Company Noncontrolling interest CNY	Dec. 31, 2014 Suzhou JDD Online Lottery Business Capital contribution agreement An entity wholly owned by the seller of an acquiree of the Company Additional Paid-in Capital USD ($)	Dec. 31, 2014 Suzhou JDD Online Lottery Business Capital contribution agreement An entity wholly owned by the seller of an acquiree of the Company Additional Paid-in Capital CNY
Business Acquisition [Line Items]
Total consideration																						$ 24,703											$ 14,211
Total fair value of purchase consideration						4,297	26,663															24,542	152,274										14,127	87,655									12,000				51,952												63,952
Cash consideration						4,352	27,000	4,352	27,000													19,870	123,284	20,000									16,502	102,390	16,600							12,000	12,000	6,600			40,785												52,785
Contingent consideration in cash						639	3,963															4,672	28,990																								11,167												11,167
Prepaid employee compensation						(694)	(4,300)											(172)	(1,060)	(522)	(3,240)												(2,375)	(14,735)				(919)	(5,702)	(1,456)	(9,033)
Annual upper limit of contingent consideration										2,176	13,500															3,000																						800
Fair value of contingent consideration										639	3,963			1,527	9,477	456	2,828							5,224	32,416				2,761	17,131	2,463	15,285																			760	4,710	4,265	671	4,161	6,902
Loss from change in fair value of contingent consideration liability	2,216	13,749	1,067	297								1,344	8,342														589	3,652																					283	1,755
Number of employees of acquiree that prepaid employee compensation was paid for post-acquisition services								2	2
Period under which the employees of acquiree that prepaid employee compensation was paid to perform post-acquisition services								4 years	4 years
Number of seller of an acquiree of the Company that wholly owned an entity with which the capital contribution agreement was entered into																																																																																					1	1
Contribution required pursuant to capital contribution agreement																																																																																					2,176	13,500
Equity interest expected to be exchanged pursuant to capital contribution agreement (as a percent)																																																																																					25.00%	25.00%
Contribution made by related party pursuant to capital contribution agreement																																																																																			1,088	6,750			982	6,090	106	660
Equity interest exchanged pursuant to capital contribution agreement (as a percent)																																																																																			14.30%	14.30%
Ownership percentage acquired (as a percent)																										100.00%											51.90%
Restricted shares granted as part of business combination																																																																																2,431,775	2,750,000	1,000,000
Allocation of purchase price
Cash and bank balance																									13,768																																2,219	13,768
Accounts receivable																									11,170																																1,800	11,170
Prepayments deposits and other receivables																									39,659											24,672																					10,369	64,331
Accrued expenses and other current liabilities																									(56,408)																																(9,091)	(56,408)
Property and equipment, net									817																132																																153	949
Intangible assets																																																												1,700	36,000	15,420	1,000	9,270	8,561	53,120	10,270	31,100	2,383	11,154	5,012	31,100	13,537	400	27,756	4,537	28,156	150	150
Deferred tax liabilities																									(11,072)											(7,124)																					(2,932)	(18,196)
Goodwill	42,177	261,686	52,819	13,384	8,513				23,746																87,925											98,481							8,467				31,528										33,870	210,152	39,995
Total fair value of purchase price consideration									26,663																152,274											87,655							12,000				51,952										42,966	266,592	63,952
Fair value of noncontrolling interests	12,335	76,531																																		71,550																					11,532	71,550
Fair value of restricted shares granted as part of business combination (in dollars per share)																																																																																	$ 0.39
Forfeiture period of restricted shares granted as part of business combination																																																																																	3 years
Payment of contingent consideration																																													$ 793	4,923